Financial instruments - additional disclosures (Details 2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 35,822	$ 38,905
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	32,623	37,930
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	6,846	9,620
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Interest bearning accounts of associates payable on demand [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,836	1,778
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Bank and other financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	719	701
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Commercial paper [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,289	3,951
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Current portion of non-current debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,002	3,190
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	20,353	22,470
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Current portion of non-current debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,002	3,190
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Straight bonds [member]
Disclosure of financial liabilities [line items]
Financial liabilities	22,167	25,283
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Liabilities to banks and other financial institutions [member]
Disclosure of financial liabilities [line items]
Financial liabilities	188	285
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Finance lease obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	92
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,949
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,424	5,840
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,250	975
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration and other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,065	917
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 185	$ 58